UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  DECEMBER 31,2011
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Check Here if Amendment /X/; Amendment Number:1
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   This Amendment (Check only one):     /X/ is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eugene Torpey
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Title:    Chief Compliance Officer
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Phone:    201-782-3321
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Signature, Place, and Date of Signing:

         /s/ Eugene Torpey            Woodcliff Lake, NJ   DECEMBER 31, 2011
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Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  7
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Form 13F Information Table Value Total:  69,930,780
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                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
APPLE			   COM      037833100  17,010	42,000	 SH		SOLE		      42,000
INTERDIGITAL, INC.	   COM	    345370860  3,486	80,000   SH		SOLE		      80,000
E M C CORPORATION MASS	   COM	    268648102  6,462    300,000  SH             SOLE                  300,000
HEWLETT PACKARD CO DEL     COM      428236103  9,016    350,000  SH             SOLE                  350,000
FORD MOTOR CO              COM      345370860  4,304    400,000  SH             SOLE                  400,000
MICROSOFT CORP		   COM	    594918104  23,104	890,000  SH		SOLE		      890,000
YAHOO INC                  COM      984332106  6,549    406,000  SH		SOLE		      406,000